Note 10 - Debt (Details) - Long-term Debt (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	May 30, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
U.S. term loan, which matures on May 28, 2019, of $775.0 million; 1.25% of aggregate principal repayable per quarter beginning September 30, 2015; weighted average interest rate of 2.4% for the seven month period ended December 31, 2014	$ 775,000		$ 0
Long-term debt	775,000		335,171
Less: Current portion of long-term debt	19,375		0
Long-term debt, less current maturities	755,625		335,171
Oil States [Member]
Debt Instrument [Line Items]
Long-term debt	0	336,800	335,171
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Revolving credit facility, borrowings outstanding	0		0
Canadian Credit Facility [Member]
Debt Instrument [Line Items]
Revolving credit facility, borrowings outstanding	0		0
Australian Credit Facility [Member]
Debt Instrument [Line Items]
Revolving credit facility, borrowings outstanding	$ 0		$ 0